Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2025
Cash and cash equivalents.
Schedule of cash and cash equivalents

	December 31,
	2025		2024		2023

Cash	Ps.	2,044,020	Ps.	1,655,065	Ps.	2,574,957
Cash equivalents:
Escrow account		947,895		—		—
Investments in securities		104,634		—		—
Fixed funds		1,543		1,300		1,299
	Ps.	3,098,092	Ps.	1,656,365	Ps.	2,576,256